LONG-TERM DEBT - 2010 Notes (Details) - USD ($) $ in Millions		12 Months Ended
	Apr. 07, 2022	Dec. 31, 2022	Apr. 07, 2010
2010 Notes
LONG-TERM DEBT
Principal			$ 600.0
Repayments of debt		$ 600.0
Series C
LONG-TERM DEBT
Repayments of debt	$ 125.0
Interest rate	6.77%